Ownership, Nature of Business, and Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Ownership, Nature of Business
Basis of presentation

Basis of presentation:  The accompanying interim unaudited consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information. They do not include all information and footnotes required by GAAP for complete financial statements. Although management believes that the disclosures are adequate to prevent the information from being misleading, the interim unaudited consolidated financial statements should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2018, included in the Company’s Annual Report on Form S-1 filed with the Securities & Exchange Commission on April 26, 2019. All adjustments, consisting of normal recurring adjustments, considered necessary for a fair statement of the Company’s financial condition, have been included. The results for any interim period are not necessarily indicative of results to be expected for the year ending December 31, 2019.

Upon the effective date of the Restructuring, the Company applied business combination accounting which resulted in the creation of a new entity for financial reporting purposes. As a result of the application of business combination accounting, as well as the effects of the implementation of the Restructuring, the Consolidated Financial Statements on or after December 12, 2018 may not be comparable with the Consolidated Financial Statements prior to that date. Refer to Note 10. Business Combinations for a discussion of the Restructuring and the related impact of business combination accounting on the consolidated financial statements. Due to the timing of the Restructuring, the results of operations for the three months ended March 31, 2018 reflect the results of operations of the Predecessor. The Company’s financial condition and results of operations for the three months ended March 31, 2019 reflects the financial condition and results of operations of the Successor.

References to ‘‘Successor’’ or ‘‘Successor Company’’ relate to the financial position and results of operations of the reorganized Company subsequent to December 12, 2018. References to ‘‘Predecessor’’ or ‘‘Predecessor Company’’ refer to the financial position and results of operations of Community Choice Financial Inc. on and before December 12, 2018.

Business combinations: The Company accounts for business combinations under the acquisition method of accounting. Under this method, acquired assets, including separately identifiable intangible assets, and any assumed liabilities are recorded at their acquisition date estimated fair value. The excess of purchase price over the fair value amounts assigned to the assets acquired and the liabilities assumed represents the goodwill amount resulting from the Restructuring. Determining the fair value of assets acquired and liabilities assumed involves the use of significant estimates and assumptions.

Basis of presentation:  Upon the effective date of the Restructuring, the Company applied business combination accounting which resulted in the creation of a new entity for financial reporting purposes. As a result of the application of business combination accounting, as well as the effects of the implementation of the Restructuring, the Consolidated Financial Statements on or after December 12, 2018 being not comparable with the Consolidated Financial Statements prior to that date. Refer to Note 14. Business Combinations for a discussion of the Restructuring and the related impact of business combination accounting on the consolidated financial statements. The Company’s financial condition as of December 31, 2018 reflects the financial condition and results of operations of the Company. Due to the timing of the Restructuring, the results of operations for the year ended December 31, 2018 reflect the results of operations of the Predecessor for the period prior to December 12, 2018, and the Company’s consolidated results for the period from December 12, 2018 through December 31, 2018. The Company’s financial condition and results of operations for the years ended December 31, 2017 and 2016 reflects the financial condition and results of operations of the Predecessor.

References to “Successor” or “Successor Company” relate to the financial position and results of operations of the reorganized Company subsequent to December 12, 2018. References to “Predecessor” or “Predecessor Company” refer to the financial position and results of operations of Community Choice Financial Inc. on and before December 12, 2018.

Basis of consolidation

Basis of consolidation:  The accompanying consolidated financial statements include the accounts of CCF and subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Basis of consolidation: The accompanying consolidated financial statements include the accounts of CCF. All significant intercompany accounts and transactions have been eliminated in consolidation.
Business segments

Business segments:  FASB Accounting Standards Codification (“ASC”) Topic 280 Segment Reporting requires that a public enterprise report a measure of segment profit or loss, certain specific revenue and expense items, segment assets, information about the way operating segments were determined and other items. The Company reports operating segments in accordance with FASB ASC Topic 280. Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in determining how to allocate resources and assess performance. The Company operates in two segments: Retail financial services and Internet financial services.

Business Segments:  FASB Accounting Standards Codification (“ASC”) Topic 280 requires that a public enterprise report a measure of segment profit or loss, certain specific revenue and expense items, segment assets, information about the way operating segments were determined and other items. The Company reports operating segments in accordance with FASB ASC Topic 280. Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in determining how to allocate resources and assess performance. The Company operates in two segments: Retail financial services and Internet financial services.

Equity method investments

Equity method investments:    Entities and investments over which the Company exercises significant influence over the activities of the entity but which do not meet the requirements for consolidation are accounted for using the equity method of accounting pursuant to ASC 323, whereby the Company records its share of the underlying income or loss of these entities. Intercompany profit arising from transactions with affiliates is eliminated to the extent of its beneficial interest. Equity in losses of equity method investments is not recognized after the carrying value of an investment, including advances and loans, has been reduced to zero, unless guarantees or other funding obligations exist.

Equity method investments:    Entities and investments over which the Company exercises significant influence over the activities of the entity but which do not meet the requirements for consolidation are accounted for using the equity method of accounting pursuant to ASC 323, whereby the Company records its share of the underlying income or loss of these entities. Intercompany profit arising from transactions with affiliates is eliminated to the extent of its beneficial interest. Equity in losses of equity method investments is not recognized after the carrying value of an investment, including advances and loans, has been reduced to zero, unless guarantees or other funding obligations exist.

On September 30, 2017, the Predecessor entered into a joint venture with a third party to offer insurance products through select retail locations in a certain market. The third party manages the joint venture.

Revenue recognition

Revenue recognition:    Transactions include loans, credit service fees, check cashing, bill payment, money transfer, money order sales, and other miscellaneous products and services. The recognized revenue from these transactions is classified in the following categories:

Finance receivables fees—Advance fees and direct costs incurred for the origination of secured and unsecured short-term and medium-term consumer loans are deferred and amortized over the loan period using the interest method. Revenue on loans determined to be troubled debt restructurings are recognized at the impaired loans’ original interest rates until the impaired loans are charged off or paid by the customer. Revenues from short-term and medium-term consumer loans are recognized and the performance obligation is satisfied over the term of the loan.

Credit service fees—Credit service organization (‘‘CSO’’) fees are recognized over the arranged credit service period. ASC 606 requires product sales to be allocated based on performance obligation. CSO performance obligations include the guarantee and the arrangement of the loan. The guarantee portion of the fees are recognized over the period of the loan as the guarantee represents the primary performance obligation. The arrangement of the loan represents a small portion of the CSO fee, and the net impact resulting from the adoption of ASC 606 for this portion of the fee would not be material. Credit service fees are recognized and the performance obligation is satisfied over the term of the related loan.

Check cashing fees—The full amount of the check cashing fee is recognized as revenue at the time of the transaction. The revenue is recognized and the performance obligation is satisfied at the time the service is provided.

Card fees and Other—The Company acts in an agency capacity regarding bill payment services, money transfers, card products, and money orders offered and sold at its retail locations. The Company records the net amount retained as revenue because the supplier is the primary obligor in the arrangement, the amount earned by the Company is fixed, and the supplier is determined to have the ultimate credit risk. The revenue is recognized and the performance obligation is satisfied at the time the service is provided.

Disaggregation of revenues—Revenues for finance receivable and credit service fees are recognized over the term of the loan and were $66,935 and $70,128 for the three months ended March 31, 2019, and 2018, respectively. Revenues for check cashing and card fees, and other are recognized at the time of service and were $19,561 and $17,523 for the three months ended March 31, 2019, and 2018, respectively.

Revenue recognition:  Transactions include loans, credit service fees, check cashing, bill payment, money transfer, money order sales, and other miscellaneous products and services. The recognized revenue from these transactions is classified in the following categories:

Finance receivables fees – Advance fees and direct costs incurred for the origination of secured and unsecured short-term and medium-term consumer loans are deferred and amortized over the loan period using the interest method. Revenue on loans determined to be troubled debt restructurings are recognized at the impaired loans' original interest rates until the impaired loans are charged off or paid by the customer. Revenues from short-term and medium-term consumer loans are recognized and the performance obligation is satisfied over the term of the loan.

Credit service fees - Credit service organization (“CSO”) fees are recognized over the arranged credit service period. ASC 606 requires product sales to be allocated based on performance obligation. CSO performance obligations include the guarantee and the arrangement of the loan. The guarantee portion of the fees are recognized over the period of the loan as the guarantee represents the primary performance obligation. The arrangement of the loan represents a small portion of the CSO fee, and the net impact resulting from the adoption of ASC 606 for this portion of the loan would not be material.  Credit service fees are recognized and the performance obligation is satisfied over the term of the related loan.

Check cashing fees - The full amount of the check cashing fee is recognized as revenue at the time of the transaction. The revenue is recognized and the performance obligation is satisfied at the time the service is provided.

Card fees and Other - The Company acts in an agency capacity regarding bill payment services, money transfers, card products, and money orders offered and sold at its retail locations. The Company records the net amount retained as revenue because the supplier is the primary obligor in the arrangement, the amount earned by the Company is fixed, and the supplier is determined to have the ultimate credit risk.  The revenue is recognized and the performance obligation is satisfied at the time the service is provided.

Disaggregation of revenues – Revenues for finance receivable and credit service fees are recognized over the term of the loan and were $15,394 and $260,776 for the Successor and Predecessor periods of 2018, respectively. Revenues for check cashing and card fees, and other are recognized at the time of service and were $3,586 and $$66,482 for the Successor and Predecessor periods of 2018, respectively.

Finance receivables

Finance receivables:  Finance receivables consist of short term and medium‑term consumer loans.

Short-term consumer loans can be unsecured or secured with a maturity up to ninety days. Unsecured short-term loan products typically range in principal from $100 to $1,000, with a maturity between fourteen and thirty days, and include a written agreement to defer the presentment of the customer’s personal check or preauthorized debit for the aggregate amount of the advance plus fees. This form of lending is based on applicable laws and regulations, which vary by state. State statutes vary from charging fees of 15% to 20%, to charging interest at 25% per annum plus origination fees. The customers repay the cash advance by making cash payments or allowing a check or preauthorized debit to be presented. Secured consumer loans with a maturity of ninety days or less are included in this category and represented 13.4% and 12.8% of short-term consumer loans at March 31, 2019 and December 31, 2018, respectively.

Medium-term consumer loans can be unsecured or secured with a maturity greater than ninety days and up to thirty-six months. Unsecured medium-term products typically range from $100 to $5,000, and are evidenced by a promissory note with a maturity between three and thirty-six months. These consumer loans vary in structure depending upon the applicable laws and regulations where they are offered. The medium-term consumer loans are payable in installments or provide for a line of credit with periodic payments. Secured consumer loans with a maturity greater than ninety days are included in this category and represented 14.6% and 13.7% of medium-term consumer loans at March 31, 2019, and December 31, 2018, respectively.

Finance receivables:  Finance receivables consist of short term and medium-term consumer loans.

Short-term consumer loans can be unsecured or secured with a maturity up to ninety days. Unsecured short-term loan products typically range in principal from $100 to $1,000, with a maturity between fourteen and thirty days, and include a written agreement to defer the presentment of the customer’s personal check or preauthorized debit for the aggregate amount of the advance plus fees. This form of lending is based on applicable laws and regulations which vary by state. State statutes vary from charging fees of 15% to 20%, to charging interest at 25% per annum plus origination fees. The customers repay the cash advance by making cash payments or allowing a check or preauthorized debit to be presented. Secured consumer loans with a maturity of ninety days or less are included in this category and represented 12.8% and 14.5% of short-term consumer loans at December 31, 2018 and 2017, respectively.

In certain states, in compliance with law, we offer an extended payment plan for all borrowers. This extended payment plan is advertised to all customers where the program is offered, either via pamphlet or by being posted at the store at the time of the consumer loan. This payment plan is available to all customers in these states upon request and is not contingent on the borrower’s repayment status or further underwriting standards. The term is extended to roughly four payments over eight weeks. If customers do not make these payments, then their held check is deposited. Gross loan receivables subject to these repayment plans represented $135 of the $89,808 total receivables at December 31, 2018 and $184 of the $113,368 total receivables at December 31, 2017.

Medium-term consumer loans can be unsecured or secured with a maturity greater than ninety days and up to thirty-six months. Unsecured medium-term products typically range from $100 to $5,000, and are evidenced by a promissory note with a maturity between three and thirty-six months. These consumer loans vary in structure depending upon the applicable laws and regulations where they are offered. The medium-term consumer loans are payable in installments or provide for a line of credit with periodic payments. Secured consumer loans with a maturity greater than ninety days represented 13.7% and 12.6% of medium-term consumer loans at December 31, 2018 and 2017, respectively.

Allowance for loan losses

Allowance for loan losses:  Provisions for loan losses are charged to income in amounts sufficient to maintain an adequate allowance for loan losses and an adequate accrual for losses related to guaranteed loans processed for third-party lenders under the CSO programs. The factors used in assessing the overall adequacy of the allowance for loan losses, the accrual for losses related to guaranteed loans made by third-party lenders and the resulting provision for loan losses include an evaluation by product, by market based on historical loan loss experience, and delinquency of certain medium-term consumer loans. The Company evaluates various qualitative factors that may or may not affect the computed initial estimate of the allowance for loan losses, by using internal valuation inputs including historical loan loss experience, delinquency, overall portfolio quality, and current economic conditions.

For short term unsecured consumer loans, the Company’s policy is to charge off loans when they become past due. The Company’s policy dictates that, where a customer has provided a check or ACH authorization for presentment upon the maturity of a loan, if the customer has not paid off the loan by the due date, the Company will deposit the customer’s check or draft the customer’s bank account for the amount due. If the check or draft is returned as unpaid, all accrued fees and outstanding principal are charged-off as uncollectible. For short term secured loans, the Company’s policy requires that balances be charged off when accounts are either thirty or sixty days past due depending on the product. The Company accrues interest on past-due loans until charge off. The Company did not have any nonaccrual loans as of March 31, 2019 or December 31, 2018. The amount of the resulting charge-off includes unpaid principal, accrued interest and any uncollected fees, if applicable.

For medium term secured and unsecured consumer loans that have a term of one year or less, the Company’s policy requires that balances be charged off when accounts are sixty days past due. For medium term secured and unsecured consumer loans that have an initial maturity of greater than one year, the Company’s policy requires that balances be charged off when accounts are ninety-one days past due. The Company accrues interest on past-due loans until charge off. The amount of the resulting charge-off includes unpaid principal, accrued interest and any uncollected fees, if applicable.

In certain markets, the Company reduced interest rates and favorably changed payment terms for medium-term consumer loans to assist borrowers in avoiding default and to mitigate risk of loss. These reduced interest rates and changed payment terms were limited to loans that the Company believed the customer had the ability to pay in the foreseeable future. These loans were accounted for as troubled debt restructurings and represent the only loans considered impaired due to the nature of the Company’s charge-off policy.

Recoveries of amounts previously charged off are recorded to the allowance for loan losses or the accrual for third‑party losses in the period in which they are received.

Goodwill and other intangible assets: Goodwill, or cost in excess of fair value of net assets of the companies acquired, is recorded at its carrying value and is periodically evaluated for impairment. The Company tests the carrying value of goodwill and other intangible assets annually as of December 31 or when the events and circumstances warrant such a review. One of the methods for this review is performed using estimates of future cash flows. If the carrying value of goodwill or other intangible assets is considered impaired, an impairment charge is recorded for the amount by which the carrying value of the goodwill or intangible assets exceeds its fair value. Changes in estimates of cash flows and fair value, however, could affect the valuation.

In connection with the Restructuring on December 12, 2018, the Company recognized goodwill and other intangible assets of $14,048 to the Retail financial services segment, and other intangible assets of $403 to the Internet financial services segment. The Company’s other intangible assets consist of a trade name. The amount recorded for other intangible assets is amortized using the straight-line method over seven years. Intangible amortization expense for the three months ended March 31, 2019, and 2018, was $110 and $123, respectively

Allowance for loan losses:  Provisions for loan losses are charged to income in amounts sufficient to maintain an adequate allowance for loan losses and an adequate accrual for losses related to guaranteed loans processed for third-party lenders under the CSO program. The factors used in assessing the overall adequacy of the allowance for loan losses, the accrual for losses related to guaranteed loans made by third-party lenders and the resulting provision for loan losses include an evaluation by product, by market based on historical loan loss experience, and delinquency of certain medium-term consumer loans. The Company evaluates various qualitative factors that may or may not affect the computed initial estimate of the allowance for loan losses, by using internal valuation inputs including historical loan loss experience, delinquency, overall portfolio quality, and current economic conditions.

For short term unsecured consumer loans, the Company’s policy is to charge off loans when they become past due. The Company’s policy dictates that, where a customer has provided a check or ACH authorization for presentment upon the maturity of a loan, if the customer has not paid off the loan by the due date, the Company will deposit the customer’s check or draft the customer’s bank account for the amount due. As a result, the Company did not have any nonaccrual loans as of December 31, 2018 or December 31, 2017. If the check or draft is returned as unpaid, all accrued fees and outstanding principal are charged-off as uncollectible. For short term secured loans, the Company’s policy requires that balances be charged off when accounts are either thirty or sixty days past due depending on the product. The Company accrues interest on past-due loans until charge off.  The amount of the resulting charge-off includes unpaid principal, accrued interest and any uncollected fees, if applicable.

For medium term secured and unsecured consumer loans that have a term of one year or less, the Company’s policy requires that balances be charged off when accounts are sixty days past due. For medium term secured and unsecured consumer loans that have an initial maturity of greater than one year, the Company’s policy requires that balances be charged off when accounts are ninety-one days past due. The Company accrues interest on past-due loans until charge off.  The amount of the resulting charge-off includes unpaid principal, accrued interest and any uncollected fees, if applicable.

In certain markets, the Company reduced interest rates and favorably changed payment terms for medium-term consumer loans to assist borrowers in avoiding default and to mitigate risk of loss. These reduced interest rates and changed payment terms were limited to loans that the Company believed the customer had the ability to pay in the foreseeable future. These loans were accounted for as troubled debt restructurings and represent the only loans considered impaired due to the nature of the Company’s charge-off policy.

Recoveries of amounts previously charged off are recorded to the allowance for loan losses or the accrual for third-party losses in the period in which they are received.

Lease termination payable

Lease termination payable:  The Company records a liability in the consolidated balance sheets for the remaining lease obligations with the corresponding lease termination expense for closed retail locations disclosed in the operating expenses section, and closed corporate locations disclosed in the corporate and other expenses section, of the consolidated statements of operations, respectively.

Fair value of financial instruments

Fair value of financial instruments:  Financial assets and liabilities measured at fair value are grouped in three levels. The levels prioritize the inputs used to measure the fair value of the assets or liabilities. These levels are:

•	Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities.

•

Level 2—Inputs other than quoted prices that are observable for assets and liabilities, either directly or indirectly. These inputs include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are less attractive.

•	Level 3—Unobservable inputs for assets and liabilities reflecting the reporting entity’s own assumptions.

The Company follows the provisions of ASC 820‑10, Fair Value Measurements and Disclosures, which applies to all assets and liabilities that are being measured and reported on a fair value basis. ASC 820‑10 requires a disclosure that establishes a framework for measuring fair value within GAAP and expands the disclosure about fair value measurements. This standard enables a reader of consolidated financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The standard requires that assets and liabilities carried at fair value be classified and disclosed in one of the three categories.

In determining the appropriate levels, the Company performed a detailed analysis of the assets and liabilities that are subject to ASC 820-10. At each reporting period, all assets and liabilities for which the fair value measurement is based on significant unobservable inputs are classified as Level 3. The Company’s financial instruments consist primarily of cash and cash equivalents, finance receivables, restricted cash, and lines of credit. For all such instruments, other than notes payable at March 31, 2019, and December 31, 2018, the carrying amounts in the consolidated financial statements approximate their fair values. Finance receivables are short term in nature and are originated at prevailing market rates and lines of credit bear interest at current market rates. The fair value of finance receivables at March 31, 2019 and December 31, 2018 approximates carrying value and is measured using internal valuation inputs including historical loan loss experience, delinquency, overall portfolio quality, and current economic conditions.

The fair value of the PIK notes was determined at March 31, 2019 and December 31, 2018. As more fully described in Note 5, the fair value of the PIK notes was determined using an approach that considered both a Black Scholes option price methodology and the intrinsic value of the notes on an ‘‘as-if-converted’’ basis.

	March 31, 2019
	Carrying
	Amount	Fair Value	Level
Financial assets:
Cash and cash equivalents	$70,927	$70,927	1
Restricted cash	4,145	4,145	1
Finance receivables	72,123	72,123	3
Financial liabilities:
Senior PIK Notes	75,441	75,441	3
Secured Note Payable	40,000	40,000	2
Subsidiary Note payable	71,807	71,807	2

	December 31, 2018
	Carrying
	Amount	Fair Value	Level
Financial assets:
Cash and cash equivalents	$53,208	$53,208	1
Restricted cash	4,175	4,175	1
Finance receivables	84,364	84,364	3
Financial liabilities:
Senior PIK Notes	60,796	60,796	3
Secured Note Payable	42,000	42,000	2
Subsidiary Note payable	71,838	71,838	2

Fair value of financial instruments: Financial assets and liabilities measured at fair value are grouped in three levels. The levels prioritize the inputs used to measure the fair value of the assets or liabilities. These levels are:

•	Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities.

•

Level 2—Inputs other than quoted prices that are observable for assets and liabilities, either directly or indirectly. These inputs include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are less attractive.

•	Level 3—Unobservable inputs for assets and liabilities reflecting the reporting entity’s own assumptions.

The Company follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures, which applies to all assets and liabilities that are being measured and reported on a fair value basis. ASC 820-10 requires a disclosure that establishes a framework for measuring fair value within GAAP and expands the disclosure about fair value measurements. This standard enables a reader of consolidated financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The standard requires that assets and liabilities carried at fair value be classified and disclosed in one of the three categories.

In determining the appropriate levels, the Company performed a detailed analysis of the assets and liabilities that are subject to ASC 820-10. At each reporting period, all assets and liabilities for which the fair value measurement is based on significant unobservable inputs are classified as Level 3. The Company’s financial instruments consist primarily of cash and cash equivalents, finance receivables, short-term investments, and lines of credit. For all such instruments, other than notes payable at December 31, 2018, and senior secured notes at December 31, 2017, the carrying amounts in the consolidated financial statements approximate their fair values. Finance receivables are short term in nature and are originated at prevailing market rates and lines of credit bear interest at current market rates. The fair value of finance receivables at December 31, 2018 and December 31, 2017 approximates carrying value and is measured using internal valuation inputs including historical loan loss experience, delinquency, overall portfolio quality, and current economic conditions.

The fair value of the PIK notes was determined at the date of issuance of December 12, 2018, and at December 31, 2018. As more fully described in Note 6, the fair value of the PIK notes was determined using an approach that considered both a Black Scholes option price methodology and the intrinsic value of the notes on an “as-if-converted” basis. Significant assumptions include a market-based volatility assumption an assumed holding period  to maturity.

The fair value of the 10.75% senior secured notes due 2019 (the “2019 notes”) and the 12.75% senior secured notes due 2020 (the “2020 notes”) were determined based on market yield on trades of the 2019 notes at the end of the year ended December 31, 2017.

Successor

	December 31, 2018
	Carrying
	Amount	Fair Value	Level
Financial assets:
Cash and cash equivalents	$53,208	$53,208	1
Restricted cash	4,175	4,175	1
Finance receivables	84,364	84,364	3
Financial liabilities:
Senior PIK Notes	60,796	60,796	3
Secured Note Payable	42,000	42,000	2
Subsidiary Note payable	71,838	71,838	2

Predecessor	December 31, 2017
	Carrying
	Amount	Fair Value	Level
Financial assets:
Cash and cash equivalents	$66,627	$66,627	1
Restricted cash	4,585	4,585	1
Finance receivables	94,339	94,339	3
Financial liabilities:
10.75% Senior secured notes	237,290	212,636	1
12.75% Senior secured notes	12,500	10,841	2
Subsidiary Note payable	61,958	61,958	2
Line of Credit	47,000	47,000	2

Subsequent events	Subsequent events: The Company has evaluated its subsequent events (events occurring after March 31, 2019) through the issuance date of May 14, 2019.	Subsequent events: The Company has evaluated its subsequent events (events occurring after December 31, 2018) through the issuance date of April 7, 2019.
Recent Accounting Pronouncements

Recent Accounting Pronouncements:    In February 2016, the FASB issued ASU 2016-02, ‘‘Leases (Topic 842)’’, which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both lessees and lessors. ASU 2016-02 requires lessees to recognize the following for all leases with terms longer than

12 months: (a) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (b) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. Leases with a term of 12 months or less will be accounted for similarly to existing guidance for operating leases today. In addition, ASU 2016-02 aligns lessor accounting with the lessee accounting model and ASU 2014-09, Revenue from Contracts with Customers (Topic 606) Section A—Summary and Amendments That Create Revenue from Contracts with Customers (Topic 606) and Other Assets and Deferred Costs—Contracts with Customers (Subtopic 340-40) (‘‘ASU 2014-09’’). ASU 2016-02 is effective for emerging growth companies for annual periods, and interim periods within those annual periods, beginning after December 15, 2019. The Company has elected to early adopt the standard for the year ending December 31, 2019. The Company elected the package of practical expedients, which permits a lessee to not reassess under the new standard its prior conclusions regarding lease identification, lease classification and initial direct costs. Entities must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented, or the beginning of the period adopted, in the financial statements. As a result of the adoption of the new lease standard on January 1, 2019, the Company recorded $34,154 for both operating lease liabilities and corresponding right-of-use assets. The operating lease liabilities will be based on the present value of the remaining minimum rental payments using discount rates as of the effective date.

Recent Accounting Pronouncements: In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in ASC 605, Revenue Recognition. ASU 2014-09 requires entities to recognize revenue in a way that depicts the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. ASU 2014-09 is effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2016. Early adoption is not permitted. This ASU was amended in August 2015 by ASU 2015-14, “Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date”, which defers the effective date by one year. In addition, between March 2016 and May 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net) (“ASU 2016-08”), ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing (“ASU 2016-10”) and ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow Scope Improvements and Practical Expedients (“ASU 2016-12”). ASU 2016-08, ASU 2016-10 and ASU 2016-12 clarify certain aspects of ASU 2014-09 and provide additional implementation guidance. For emerging growth companies, ASU 2014-09, ASU 2016-08, ASU 2016-10 and ASU 2016-12 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2018. The Company elected to early adopt the standard and determined that the primary revenue source impacted by this standard are the credit service organization fees. Credit service organization (“CSO”) fees are recognized over the arranged credit service period. ASC 606 requires product sales to be allocated based on performance obligation. CSO performance obligations include the guarantee and the arrangement of the loan. The guarantee portion of the fees are recognized over the period of the loan as the guarantee represents the primary performance obligation. The arrangement of the loan represents a small portion of the CSO fee, and the net impact resulting from the adoption of ASC 606 for this portion of the loan is not material.

In January 2016, the FASB issued ASU 2016-01, “Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”, which requires that equity investments, except for those accounted for under the equity method or those that result in consolidation of the investee, be measured at fair value, with subsequent changes in fair value recognized in net income. However, an entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. ASU 2016-01 also impacts the presentation and disclosure requirements for financial instruments. ASU 2016-01 is effective for emerging growth companies for annual periods, and interim periods within those annual periods, beginning after December 15, 2018. The Company elected to early adopt the standard and the early adoption of ASU 2016-01 has not had a material effect on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)”, which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both lessees and lessors. ASU 2016-02 requires lessees to recognize the following for all leases with terms longer than 12 months: (a) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (b) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. Leases with a term of 12 months or less will be accounted for similarly to existing guidance for operating leases today. In addition, ASU 2016-02 aligns lessor accounting with the lessee accounting model and ASU 2014-09, Revenue from Contracts with Customers (Topic 606) Section A—Summary and Amendments That Create Revenue from Contracts with Customers (Topic 606) and Other Assets and Deferred Costs—Contracts with Customers (Subtopic 340-40) (“ASU 2014-09”). ASU 2016-02 is effective for emerging growth companies for annual periods, and interim periods within those annual periods, beginning after December 15, 2019. The Company has elected to early adopt the standard for the year ending December 31, 2019. Entities must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. As a result of the adoption of the new lease standard on January 1, 2019, the Company recorded $32,453 for both operating lease liabilities and corresponding right-of-use assets. The operating lease liabilities will be based on the present value of the remaining minimum rental payments using discount rates as of the effective date.

In March 2016, the FASB issued ASU 2016-09, “Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting”, which simplifies several aspects related to the accounting for share-based payment transactions. Per ASU 2016-09: (1) all excess tax benefits and tax deficiencies should be recognized as income tax expense or benefit in the income statement, rather than in additional paid-in capital under current guidance; (2) excess tax benefits should be classified along with other income tax cash flows as an operating activity on the statement of cash flows, rather than as a separate cash inflow from financing activities and cash outflow from operating activities under current guidance; (3) cash paid by an employer when directly withholding shares for tax-withholding purposes should be classified as a financing activity; and (4) an entity can make an entity-wide accounting policy election to either estimate the number of awards that are expected to vest, which is consistent with current guidance, or account for forfeitures when they occur. For emerging growth companies, the guidance is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. The Company determined that the adoption of ASU 2016-09 does not have a material effect on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires entities to measure all expected credit losses for financial instruments held at the reporting date based on historical experience, current conditions and reasonable supportable forecasts. Entities will now use forward-looking information to better form their credit loss estimates. ASU 2016-13 is effective for emerging growth companies that are Securities and Exchange Commission (“SEC”) filers for annual periods, and interim periods within those annual periods, beginning after December 15, 2020. The Company is still assessing the potential impact of ASU 2016-13 on its consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, “Restricted Cash”. GAAP currently does not include specific guidance to address how to classify and present changes in restricted cash or restricted cash equivalents that occur when there are transfers between cash, cash equivalents, and restricted cash or restricted cash equivalents and when there are direct cash receipts into restricted cash or restricted cash equivalents or direct cash payments made from restricted cash or restricted cash equivalents. The amendments in this Update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update do not provide a definition of restricted cash or restricted cash equivalents. For emerging growth companies, the amendments are effective for fiscal years beginning after December 15, 2018, including interim periods within fiscal years beginning after December 31, 2019. The Company elected to early adopt the standard and has revised the format of the statement of cash flows to reflect the requirements of this standard.

In January 2017, the FASB issued ASU No. 2017-01, “Business Combinations (Topic805): Clarifying the Definition of a Business”. This guidance clarifies the definition of a business, which affects many areas of accounting, such as acquisitions, disposals, goodwill impairment and consolidation. For emerging growth companies, the guidance is effective for annual periods beginning after December 15, 2018. The Company does not expect that the adoption of ASU 2017-01 will have a material effect on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, “Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment”. This guidance eliminates Step 2 from the goodwill impairment test.  The annual, or interim, goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount.  Any impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value, however, the loss recognized should not exceed the total amount of goodwill.  This guidance also eliminates the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment, and if it fails that qualitative test, to perform Step 2 of the goodwill impairment test.  This guidance is effective for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2021 for emerging growth companies.  The Company has elected to not early adopt the provisions of ASU 2017-04. If early adoption had been selected, the goodwill impairment recorded and analysis performed at December 31, 2017 would have been materially different given the reporting unit had negative carrying value.

In May 2017, the FASB issued ASU No. 2017-09, “Compensation – Stock Compensation (Topic 718): Scope of Modification Accounting”. This guidance specifies which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting. The guidance is effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. The Company has determined that adoption of this guidance did not have a material impact on our consolidated financial statements.